Consolidated Balance Sheets	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Current assets	¥ 378,917,318	$ 54,937,847	¥ 1,434,806,922
Restricted cash – current	152,688,510	22,137,753	61,293,114
Short-term investments	1,941,432,848	281,481,304	2,598,935,704
Accounts receivable, net of allowance of RMB nil and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively	266,836,951	38,687,721	223,544,396
Finance lease receivables - current, net of allowance of RMB25,274,933 and RMB15,461,529 (US$2,241,711) as of December 31, 2021 and 2022, respectively	799,438,656	115,907,710	1,414,164,625
Financing receivables, net of allowance of RMB50,492,700 and RMB60,673,961 (US$8,796,897) as of December 31, 2021 and 2022, respectively	73,818,025	10,702,608	62,296,261
Short-term contract asset	500,389,654	72,549,680	829,940,692
Prepayments and other current assets	1,356,822,028	196,720,702	982,948,637
Total current assets	5,470,343,990	793,125,325	7,607,930,351
Non-current assets:
Restricted cash - non-current	750,877,306	108,866,976	1,114,180,729
Goodwill	148,657,971	21,553,380	148,657,971
Property and equipment, net	14,689,988	2,129,848	19,545,933
Intangible assets	48,317,878	7,005,434	45,931,544
Long-term contract asset	173,457,178	25,148,927	495,456,805
Deferred tax assets	62,497,781	9,061,326	474,570,361
Finance lease receivables - non-current, net of allowance of RMB6,941,826 and RMB6,709,737 (US$972,820) as of December 31, 2021 and 2022, respectively	260,049,967	37,703,701	1,029,262,174
Operating lease right-of-use assets	80,726,757	11,704,280	0
Other non-current assets	6,633,517	961,770	11,568,164
Total non-current assets	1,545,908,343	224,135,642	3,339,173,681
Total assets	7,016,252,333	1,017,260,967	10,947,104,032
Current assets (including current assets of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB728,780,079 and RMB372,874,938 (US$54,061,784) as of December 31, 2021 and December 31, 2022, respectively):
Short-term debts (including short-term debts of the consolidated VIEs without recourse to the Company of RMB579,776,131 and RMB349,299,134 (US$50,643,614) as of December 31, 2021 and December 31, 2022, respectively)	349,299,134	50,643,614	579,776,131
Long-term debts – current (including long-term debts – current of the consolidated VIEs without recourse to the Company of RMB938,014,362 and RMB565,143,340 (US$81,938,082) as of December 31, 2021 and December 31, 2022, respectively)	565,143,340	81,938,082	938,014,362
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB nil and RMB9,913,073 (US$1,437,260) as of December 31, 2021 and December 31, 2022, respectively)	9,913,073	1,437,260	0
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB714,521,503 and RMB881,977,535 (US$127,874,723) as of December 31, 2021 and December 31, 2022, respectively)	890,836,699	129,159,184	719,035,377
Risk assurance liabilities (including risk assurance liabilities of the consolidated VIEs without recourse to the Company of RMB699,022,914 and RMB402,303,421 (US$58,328,513) as of December 31, 2021 and December 31, 2022, respectively)	402,303,421	58,328,513	699,022,914
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB209,977,036 and RMB2,471,080 (US$358,273) as of December 31, 2021 and December 31, 2022, respectively)	313,406,680	45,439,697	481,854,105
Total current liabilities	2,530,902,347	366,946,350	3,417,702,889
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the Company of RMB498,087,408 and RMB162,007,505 (US$23,488,880) as of December 31, 2021 and December 31, 2022, respectively):
Long-term debts (including long-term debts of the consolidated VIEs without recourse to the Company of RMB486,371,672 and RMB75,869,353 (US$11,000,022) as of December 31, 2021 and December 31, 2022, respectively)	75,869,353	11,000,022	486,371,672
Deferred tax liability (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB10,724,126 and RMB10,724,126 (US$1,554,852) as of December 31, 2021 and December 31, 2022, respectively)	10,724,133	1,554,853	51,471,040
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB nil and RMB75,099,739 (US$10,888,439) as of December 31, 2021 and December 31, 2022, respectively)	76,533,208	11,096,272	0
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB991,610 and RMB314,287 (US$45,567) as of December 31, 2021 and December 31, 2022, respectively)	314,287	45,567	991,610
Total non-current liabilities	163,440,981	23,696,714	538,834,322
Total liabilities	2,694,343,328	390,643,064	3,956,537,211
Commitments and contingencies
Shareholders' equity
Treasury shares	(559,005,216)	(81,048,138)	(485,263,213)
Additional paid-in capital	4,805,240,472	696,694,379	4,671,769,821
Accumulated other comprehensive (loss) income	66,359,902	9,621,281	(187,517,110)
Retained earnings	9,109,587	1,320,766	2,991,373,063
Total Cango Inc.'s equity	4,321,909,005	626,617,903	6,990,566,821
Total shareholders' equity	4,321,909,005	626,617,903	6,990,566,821
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,016,252,333	1,017,260,967	10,947,104,032
Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	22,398	154,483
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,217	¥ 49,777